Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties	Management fee income

	Year ended December 31,
	2022	2021	2020
	US$ in millions
LVS	$2	$1	$—
Fellow subsidiaries	6	3	4
	$8	$4	$4

Management fee cost

	Year ended December 31,
	2022	2021	2020
	US$ in millions
LVS	$16	$16	$10
Fellow subsidiaries	2	5	3
	$18	$21	$13

Related party balances	Year-end balances between the Group and related companies

	December 31,
	2022	2021
	US$ in millions
Receivables from related companies:
Fellow subsidiaries	$1	$—

The receivables from related companies are unsecured, interest-free and have a credit term of 45 days.

		December 31,
		2022	2021
	Note	US$ in millions
Payables to related companies:
LVS		$6	$1
Intermediate holding company		2	4
	21	$8	$5